UNAUDITED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME(LOSS) - CNY (¥) ¥ in Thousands, shares in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
UNAUDITED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME(LOSS)
Revenue	¥ 4,713	¥ 0
Cost of revenue	0	0
Gross profit	4,713	0
Interest income on loans	0	51,545
Interest expense:
Interest expenses on loans	0	(10,393)
Business related taxes and surcharges	0	(203)
Total interest expense	0	10,596
Net interest income	0	40,949
(Provision of) credit impairment losses	0	(6,311)
Net interest income after credit impairment losses	0	34,638
Loss on disposal of discontinued operations and subsidiaries	(499,539)	0
Operating costs and expenses
General and administrative	(6,028)	(4,175)
Total operating costs and expenses	(6,028)	(4,175)
Profit/(loss) from continued operations before income taxes	(1,315)	30,463
Income tax expense	0	0
Net profit/(loss) from continued operations	(1,315)	30,463
Net loss from discontinued operations before tax	(499,539)	0
Net loss from discontinued operations	(499,539)	0
Other comprehensive income/(loss) for the period:
Exchange differences on translation of financial statements of entities outside the mainland of the People's Republic of China	49,386	(397)
Total comprehensive income/(loss) for the period	(451,468)	30,066
Net profit attributable to: Equity holders of the Company
Profit/Loss for the period from continuing operation	(1,315)
Profit/Loss for the period from discontinued operation	(499,539)	24,370
Profit/Loss for the period attributable to equity holders of the Company	(500,854)	24,370
Non-controlling interests
Profit/Loss for the period from continuing operations	0
Profit/Loss for the period from discontinued operations	0	6,093
Profit/Loss for the period attributable to equity holders of the Company	0	6,093
Net profit/(loss)	¥ (500,854)	¥ 30,463
Earnings/(loss) per share - basic and diluted (in RMB)	¥ (0.04)	¥ 0.03
Earnings/(loss) per ADS - basic and diluted (in US$)	¥ (1.75)	¥ 0.34
Weighted average shares outstanding in the period ('000)	11,645,334	1,134,021
Weighted average ADS outstanding in the period ('000)	39,535	12,941